INVENTORIES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Finished goods	€ 408	€ 378
Raw materials and supplies	232	234
Spare parts	83	81
Total inventories	723	693
Write-down of inventories	€ 25	€ 23	€ 25